Segment Operating Results - Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Assets	$ 1,662,346	$ 1,479,171	$ 1,446,556
United States [Member]
Segment Reporting Information [Line Items]
Assets	1,376,101	1,135,570
Europe And Other [Member]
Segment Reporting Information [Line Items]
Assets	190,380	221,358
Latin America [Member]
Segment Reporting Information [Line Items]
Assets	$ 95,865	$ 122,243